Unaudited Quarterly Results	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Results

Note 17 – Unaudited Quarterly Results:

Unaudited quarterly results for the years ended December 31, 2014, 2013, and 2012 were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2014:
Net sales	19,350,197	20,386,038	22,519,672	24,508,205
Gain (loss) from operations	(2,301,404)	(3,328,420)	(1,338,419)	550,551
Net loss	(5,142,223)	(6,266,803)	(9,483,241)	(16,446,750)
Net loss attributable to common stockholders (1)	(7,485,640)	(10,771,077)	(12,380,254)	(100,642,922)
Basic earnings per common share	(0.53)	(0.77)	(1.19)	(4.35)
Diluted earnings per common share	(0.53)	(0.77)	(1.19)	(4.35)
2013:
Net sales	13,885,185	14,846,366	16,698,903	17,720,322
Loss from operations	(3,147,240)	(3,205,977)	(4,182,320)	(1,845,139)
Net loss	(4,719,104)	(5,253,194)	(6,495,643)	(5,219,214)
Net loss attributable to common stockholders	(6,751,248)	(7,364,129)	(8,647,369)	(7,519,913)
Basic earnings per common share	(0.65)	(0.71)	(0.83)	(0.72)
Diluted earnings per common share	(0.65)	(0.71)	(0.83)	(0.72)
2012:
Net sales	9,382,537	10,536,726	11,226,549	12,373,649
Loss from operations	(4,104,712)	(3,517,450)	(4,671,886)	(2,453,143)
Net loss	(4,388,417)	(4,178,740)	(6,017,866)	(4,071,475)
Net loss attributable to common stockholders	(6,342,042)	(6,151,618)	(8,020,532)	(6,095,754)
Basic earnings per common share	(0.61)	(0.59)	(0.77)	(0.59)
Diluted earnings per common share	(0.61)	(0.59)	(0.77)	(0.59)

(1)	See note 9 for further detail over the dividend accretion that is included within net loss attributable to common stockholders.